Net Loss Per Share Attributable to Common Stockholders (Details) - shares		3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Anti dilutive shares	78,635	78,635	78,635	78,635		78,635